Consolidated Statements of Operations and of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Research and development expenses	$ 7,594	$ 2,491	$ 166
Marketing expenses	1,628	506	0
General and administrative expenses	8,010	5,380	256
Public Listing Expenses	0	10,164	0
Operating loss	17,232	18,541	422
Financing income	509	110	0
Financing expenses	1,299	93	1
Loss for the year	18,022	18,524	423
Capital reserve for financial assets at fair value that will not be transferred to profit or loss	0	334	0
Currency translation differences loss (income) that will not be transferred to profit or loss over ILS	(1,942)	(758)	(22)
Currency translation differences loss (income) that might be transferred to profit or loss over EUR	1,447	0	0
Total comprehensive loss for the year	$ 17,527	$ 18,100	$ 401
Loss per ordinary share, no par value (USD)
Basic and diluted loss per share (USD)	$ 0.155	$ 0.308	$ 0.022
Weighted-average number of shares outstanding - basic and diluted (shares)	115,954,501	60,112,197	19,484,478